August 12, 2019

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Miller/Howard High Income Equity Fund – Form N-2
File Nos.: 333- and 811-22553

Dear Sir or Madam:

 Please accept for filing a registration statement on Form N-2 (the “Registration Statement”) for the Miller/Howard High Income Equity Fund (the “Fund”). The Registration Statement is amendment No. 19 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940.  The Registrant proposes that the Registration Statement go effective on October 11, 2019.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions or comments regarding this filing, please contact me at (414)-765-6611.

Very truly yours,

/s/ Thomas A. Bausch
Thomas A. Bausch
U.S. Bank Global Fund Services